Financial assets and liabilities	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial assets and liabilities

22. Financial assets and liabilities

a) Classification

The Company classifies its financial instruments in accordance with the purpose for which they were acquired, and determines the classification and initial recognition according to the following categories:

		December 31, 2024				December 31, 2023
Financial assets	Notes	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total
Current
Cash and cash equivalents	24	4,953	-	-	4,953	3,609	-	-	3,609
Short-term investments	24	-	-	53	53	-	-	51	51
Derivative financial instruments	21	-	-	53	53	-	-	271	271
Accounts receivable	12	374	-	1,984	2,358	362	-	3,835	4,197
		5,327	-	2,090	7,417	3,971	-	4,157	8,128
Non-current
Judicial deposits	29(c)	537	-	-	537	798	-	-	798
Restricted cash	15	13	-	-	13	4	-	-	4
Derivative financial instruments	21	-	-	15	15	-	-	544	544
Investments in equity securities	15	-	54	-	54	-	45	-	45
		550	54	15	619	802	45	544	1,391
Total of financial assets		5,877	54	2,105	8,036	4,773	45	4,701	9,519

Financial liabilities
Current
Suppliers and contractors	14	4,234	-	-	4,234	5,272	-	-	5,272
Derivative financial instruments	21	-	-	197	197	-	-	36	36
Loans and borrowings	24	1,020	-	-	1,020	824	-	-	824
Leases	25	147	-	-	147	197	-	-	197
Liabilities related to the concession grant	15(a)	467	-	-	467	591	-	-	591
Other financial liabilities - Related parties	32	291	-	-	291	290	-	-	290
Contract liability and financial liabilities	15	588	-	-	588	759	-	-	759
		6,747	-	197	6,944	7,933	-	36	7,969
Non-current
Derivative financial instruments	21	-	-	428	428	-	-	95	95
Loans and borrowings	24	13,772	-	-	13,772	11,647	-	-	11,647
Leases	25	566	-	-	566	1,255	-	-	1,255
Participative shareholders' debentures	23	-	-	2,217	2,217	-	-	2,874	2,874
Liabilities related to the concession grant	15(a)	1,887	-	-	1,887	3,278	-	-	3,278
Other financial liabilities		32	-	-	32	-	-	-	-
		16,257	-	2,645	18,902	16,180	-	2,969	19,149
Total of financial liabilities		23,004	-	2,842	25,846	24,113	-	3,005	27,118

b) Hierarchy of fair value

		December 31, 2024				December 31, 2023
	Notes	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	24	53	-	-	53	51	-	-	51
Derivative financial instruments	21	-	68	-	68	-	815	-	815
Accounts receivable	12	-	1,984	-	1,984	-	3,835	-	3,835
Investments in equity securities	15	-	54	-	54	-	45	-	45
		53	2,106	-	2,159	51	4,695	-	4,746

Financial liabilities
Derivative financial instruments	21	-	625	-	625	-	131	-	131
Participative shareholders' debentures	23	-	2,217	-	2,217	-	2,874	-	2,874
		-	2,842	-	2,842	-	3,005	-	3,005

There were no transfers between levels 1, 2 and 3 of the fair value hierarchy during the period presented.

c) Fair value of loans and borrowings

Loans and borrowings are recorded at their contractual values. To determine the market values of these financial instruments traded in public markets, the closing market quotations on the balance sheet dates were used. The Company considers that for the other financial liabilities measured at amortized cost, their book values are close to their fair values and therefore information on their fair values is not being presented.

	December 31, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Quoted in the secondary market:
Bonds	7,267	7,245	7,253	7,404
Debentures	1,272	1,275	221	213
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	185	185	250	250
Basket of currencies and bonds in US$ indexed to SOFR	152	155	153	168
Debt contracts in the international market in:
US$, with variable and fixed interest	5,844	5,922	4,504	4,950
Other currencies, with variable interest	9	8	9	9
Other currencies, with fixed interest	63	64	81	85
	14,792	14,854	12,471	13,079

Accounting policy

Classification and measurement - The Company classifies financial instruments based on its business model for managing the assets and the contractual cash flow characteristics of those assets. The business model test determines the classification based on the business purpose for holding the asset and whether the contractual cash flows represent only payments of principal and interest.

Financial instruments are measured at fair value through profit or loss (“FVTPL”) unless certain conditions are met that permit measurement at fair value through other comprehensive income (“FVOCI”) or amortized cost. Gains and losses recorded in other comprehensive income for debt instruments are recognized in profit or loss only on disposal.

Investments in equity instruments are measured at FVTPL unless they are eligible to be measured at FVOCI, whose gains and losses are never recycled to profit or loss.

All financial liabilities are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Excepts for Participative shareholders’ debentures and Derivative financial instruments that are measured at FVTPL.

Fair value hierarchy - The Company classifies financial instruments within the fair value hierarchy as:

Level 1: The fair value of financial instruments traded in active markets (e.g. derivatives and publicly traded shares) is based on quoted market prices at the end of the financial statements period.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over the counter derivatives) is determined using valuation techniques that maximize the use of observable market data. If all significant data required for the fair value of an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant data are not based on observable market data, the instrument is included in level 3. The fair value of derivatives classified as level 3 is estimated using discounted cash flows and option valuation models with unobservable inputs of discount rates, stock prices and commodity prices.